Share based compensation - Summary of the Group's share based compensation expense (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	¥ 1,235,497,000	¥ 24,833,089,000		¥ 3,413,292,000	¥ 3,140,016,000
Total share-based compensation expense		24,654,583,000	$ 3,868,842	3,413,292,000	3,140,016,000
Employees of an equity investee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense		¥ 178,506,000
Increase in the relative ownership percentage of the investee after granting stock-based awards		0.00%	0.00%
Proportionate funding by other investors after granting stock-based awards		¥ 0
Operations and support
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense		193,552,000		80,139,000	85,083,000
Sales and marketing expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense		326,332,000		210,513,000	196,042,000
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense		2,258,705,000		777,888,000	678,268,000
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense		21,875,994,000		¥ 2,344,752,000	¥ 2,180,623,000
Investment income (loss), net
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense		¥ 178,506,000